Schedule of Investments PIMCO California Municipal Income Fund II	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.5% ¤
MUNICIPAL BONDS & NOTES 165.0%
CALIFORNIA 157.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	$3,000	$3,505
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,255
5.000% due 04/01/2056	2,000	2,344
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	4,400	4,448
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 5.875% due 06/01/2043	1,765	1,765
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	9,000	1,429
5.600% due 06/01/2036	1,500	1,488
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (a)	9,000	950
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	835	931
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,486
5.000% due 10/01/2048	1,320	1,497
California Health Facilities Financing Authority Revenue Bonds, Series 2008 5.250% due 11/15/2040	5,400	5,764
California Health Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 08/15/2035	1,000	1,044
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,085
5.000% due 11/15/2040	4,000	4,129
5.000% due 08/15/2051	5,555	5,840
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	5,000	5,704
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,632
5.000% due 11/15/2046	1,000	1,148
5.000% due 08/15/2055	6,275	7,102
California Health Facilities Financing Authority Revenue Bonds, Series 2019 4.000% due 11/15/2045	1,900	2,157
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013 5.000% due 02/01/2039	10,000	10,936
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	860	903
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,972
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	1,000	1,069
California Pollution Control Financing Authority Revenue Bonds, Series 2010 5.250% due 08/01/2040	1,500	1,518
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (b)	5,400	6,028
California State General Obligation Bonds, Series 2005 4.100% due 05/01/2040	4,395	4,395
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,854
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	3,250	3,628
California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,974
5.000% due 10/01/2047	2,000	2,329
California State General Obligation Bonds, Series 2019 4.000% due 10/01/2039	1,000	1,161
California State Public Works Board Revenue Bonds, Series 2011 5.000% due 12/01/2029	2,000	2,129
California State Public Works Board Revenue Bonds, Series 2013 5.000% due 03/01/2038	2,500	2,720
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	5,000	5,763
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2043	1,350	1,515
California Statewide Communities Development Authority Revenue Bonds, Series 2010 7.000% due 07/01/2040	3,760	3,827
California Statewide Communities Development Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	5,600	5,704

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,262
5.375% due 05/15/2038	4,500	4,641
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	243
5.000% due 12/01/2036	1,500	1,635
5.000% due 06/01/2046	2,000	2,019
5.000% due 12/01/2046	2,000	2,113
5.250% due 12/01/2056	2,000	2,131
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,080
4.000% due 12/01/2053	230	240
4.000% due 12/01/2057	2,000	2,083
5.500% due 12/01/2058	7,200	7,897
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,000	2,000
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	1,000	1,004
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018 4.000% due 10/01/2043 (b)	3,600	4,049
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	920	964
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,490
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,763
5.000% due 06/01/2034	4,500	5,186
5.000% due 06/01/2047	2,950	2,838
5.250% due 06/01/2047	11,500	11,272
Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017 4.000% due 08/01/2047	3,000	3,282
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,500	3,889
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	3,000	3,372
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2041	4,500	4,605
Irvine Unified School District, California Special Tax Bonds, Series 2010 6.700% due 09/01/2035	515	523
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	572
5.500% due 11/15/2037	7,500	9,629
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	550	619
Long Beach, California Airport System Revenue Bonds, Series 2010 5.000% due 06/01/2040	500	503
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041 (b)	3,600	4,022
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,500	2,804
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,700	3,286
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	2,000	2,192
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,000	2,425
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	3,000	3,359
Los Angeles Department of Water, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	5,000	6,087
Los Angeles, California Wastewater System Revenue Bonds, Series 2017 5.000% due 06/01/2039	1,000	1,188
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	23,040
7.000% due 11/01/2034	1,000	1,385
Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004 5.000% due 10/01/2036	10,000	10,000
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,500	1,876
5.000% due 08/01/2044	1,850	2,299
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	4,400	4,941
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (a)	1,900	1,535
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	2,000	2,192
Palomar Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046 (b)	4,000	4,413
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (a)	11,000	6,628
0.000% due 08/01/2046 (a)	16,000	7,427
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015 5.500% due 09/01/2045	3,000	3,183
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	3,500	3,936

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,540	4,370
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,298
5.000% due 10/01/2047 (b)	1,700	1,990
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2039	2,500	3,066
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2047	1,000	1,184
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,780	3,138
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,750	3,230
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 5.000% due 05/01/2048	2,700	3,229
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2050	1,500	1,822
San Francisco, California City & County Certificates of Participation Bonds, Series 2019 4.000% due 04/01/2038	3,000	3,356
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 4.000% due 10/01/2043 (b)	10,000	11,012
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,750	1,858
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,138
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2042	3,000	3,714
San Jose, California Hotel Tax Revenue Bonds, Series 2011 6.500% due 05/01/2036	1,000	1,055
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	1,006
5.000% due 10/01/2033	1,125	1,333
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,300	1,369
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (a)	12,000	8,998
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045 (b)	11,900	14,499
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,655	1,833
Santa Ana Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,750	1,941
Santa Clara County, California General Obligation Bonds, Series 2013 4.000% due 08/01/2041 (b)	4,000	4,216
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010 3.430% due 05/15/2040 (c)	7,500	7,555
Torrance, California Revenue Bonds, Series 2010 5.000% due 09/01/2040	3,100	3,144
Turlock Irrigation District, California Revenue Bonds, Series 2011 5.500% due 01/01/2041	1,700	1,751
Tustin Unified School District, California Special Tax Bonds, Series 2010 6.000% due 09/01/2040	1,000	1,020
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,000	2,450
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,000	3,147
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	3,000	3,388
		422,360
ILLINOIS 4.4%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,350	2,420
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2028	6,035	6,251
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,151
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,037
		11,859
NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,250	1,544
PUERTO RICO 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	6,115	1,453
4.750% due 07/01/2053	2,570	2,427

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

5.000% due 07/01/2058	2,855	2,783
		6,663
Total Municipal Bonds & Notes (Cost $405,723)		442,426
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.5%		1,357
Total Short-Term Instruments (Cost $1,357)		1,357
Total Investments in Securities (Cost $407,080)		443,783
Total Investments 165.5% (Cost $407,080)		$443,783
Auction Rate Preferred Shares (48.0)%		(128,675)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.8)%		(34,239)
Other Assets and Liabilities, net (4.7)%		(12,781)
Net Assets Applicable to Common Shareholders 100.0%		$268,088

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2020.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$1,357	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021		$(1,388)	$1,357	$1,357
Total Repurchase Agreements							$(1,388)	$1,357	$1,357
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California					$0	$422,360	$0	$422,360
Illinois					0	11,859	0	11,859
New York					0	1,544	0	1,544
Puerto Rico					0	6,663	0	6,663
Short-Term Instruments
Repurchase Agreements					0	1,357	0	1,357
Total Investments					$0	$443,783	$0	$443,783

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced